Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 3,202,100	¥ 4,221,715
Non-trading debt securities		115,659	29
Investments in and advances to affiliated companies		4,136	2,760
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		239,393	133,066
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,064,164	1,183,457
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		32,262	59,734
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,790,395	2,826,613
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[1]	32,081	12,406
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 43,805	¥ 6,439

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.